Promissory Note (Details) - USD ($) $ in Thousands				3 Months Ended		9 Months Ended
	Oct. 18, 2027	Oct. 15, 2023	Oct. 19, 2022	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023
Promissory Note [Line Items]
Paid interest expenses					$ 7	$ 15	$ 10
Promissory Note [Member]
Promissory Note [Line Items]
Issued a promissory note			$ 300
Blended payments		$ 8
Forecast [Member] | Promissory Note [Member]
Promissory Note [Line Items]
Interest rate per annum	9.70%